Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		$ (1,029)	$ (1,054)
Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(114)	(116)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		85,728	90,268
Gross carrying amount | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(77)	(80)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		47,347	50,295
Gross carrying amount | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(42)	(43)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,142	18,146
Gross carrying amount | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(35)	(37)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27,547	31,212
Gross carrying amount | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,657	937
Gross carrying amount | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(37)	(36)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		38,381	39,972
Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)	(36)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		35,092	36,634
Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(3)	(1)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,289	3,339
Gross carrying amount | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,405	3,092
Gross carrying amount | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		857	979
Gross carrying amount | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,548	2,088
Gross carrying amount | Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	25
Gross carrying amount | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		657	803
Gross carrying amount | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		632	776
Gross carrying amount | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25	27
Gross carrying amount | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		15,672	18,850
Gross carrying amount | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,932	6,673
Gross carrying amount | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,068	11,667
Gross carrying amount | Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		672	510
Gross carrying amount | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		13,858	12,245
Gross carrying amount | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,459	10,899
Gross carrying amount | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,399	1,346
Gross carrying amount | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,972	10,528
Gross carrying amount | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,060	3,859
Gross carrying amount | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,862	6,519
Gross carrying amount | Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	150
Gross carrying amount | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,101	6,171
Gross carrying amount | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,231	5,282
Gross carrying amount | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		870	889
Gross carrying amount | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,245	12,145
Gross carrying amount | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,450	5,415
Gross carrying amount | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,859	6,479
Gross carrying amount | Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		936	251
Gross carrying amount | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,801	12,401
Gross carrying amount | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,169	11,499
Gross carrying amount | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		633	902
Gross carrying amount | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,922	5,410
Gross carrying amount | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		761	1,006
Gross carrying amount | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,160	4,404
Gross carrying amount | Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,913	8,238
Gross carrying amount | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,554	8,084
Gross carrying amount | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		359	154
Gross carrying amount | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		132	270
Gross carrying amount | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
Gross carrying amount | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	55
Gross carrying amount | Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	114
Gross carrying amount | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
Gross carrying amount | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	21
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(181)	(176)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(58)	(59)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		83,626	86,830
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(8)	(7)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17,757	17,321
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(30)	(32)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27,078	30,590
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,657	937
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(17)	(19)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		33,848	35,121
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(3)	(1)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,285	2,861
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		857	978
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,548	2,088
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		628	768
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25	27
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,931	6,670
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,068	11,667
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,422	10,871
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,399	1,315
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,048	3,849
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,862	6,519
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,120	5,152
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		870	680
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,218	5,012
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,722	6,296
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,789	10,727
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		633	701
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		704	811
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,878	4,019
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,889	7,603
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		359	137
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	1
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(160)	(183)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(23)	(23)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,920	3,055
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)	(2)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		304	611
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(5)	(5)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		419	568
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(17)	(16)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,197	1,420
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	456
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	8
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1	3
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		37	28
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	31
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12	10
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		111	130
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	209
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		233	402
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		137	183
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		380	772
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	200
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		57	195
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		282	385
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		665	481
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	17
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(688)	(695)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets	[1]	(33)	(34)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	[1]	182	383
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(33)	(34)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	53
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	22
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	53
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	21
Allowance for expected credit loss
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1,029)	(1,054)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(181)	(176)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(688)	(695)
UBS AG | Gross carrying amount
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1,029)	(1,054)
UBS AG | Gross carrying amount | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(114)	(116)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		87,614	92,486
UBS AG | Gross carrying amount | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(77)	(80)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		47,347	50,296
UBS AG | Gross carrying amount | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(42)	(43)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,142	18,146
UBS AG | Gross carrying amount | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(35)	(37)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27,547	31,212
UBS AG | Gross carrying amount | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,657	937
UBS AG | Gross carrying amount | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(37)	(36)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		40,268	42,190
UBS AG | Gross carrying amount | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(34)	(36)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		36,979	38,851
UBS AG | Gross carrying amount | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(3)	(1)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,289	3,339
UBS AG | Gross carrying amount | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,405	3,091
UBS AG | Gross carrying amount | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		857	978
UBS AG | Gross carrying amount | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,548	2,088
UBS AG | Gross carrying amount | Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	25
UBS AG | Gross carrying amount | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		657	803
UBS AG | Gross carrying amount | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		632	776
UBS AG | Gross carrying amount | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25	27
UBS AG | Gross carrying amount | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		15,672	18,850
UBS AG | Gross carrying amount | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,932	6,673
UBS AG | Gross carrying amount | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,068	11,667
UBS AG | Gross carrying amount | Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		672	510
UBS AG | Gross carrying amount | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		15,745	13,772
UBS AG | Gross carrying amount | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		14,346	12,426
UBS AG | Gross carrying amount | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,399	1,346
UBS AG | Gross carrying amount | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,972	10,528
UBS AG | Gross carrying amount | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,060	3,859
UBS AG | Gross carrying amount | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,862	6,519
UBS AG | Gross carrying amount | Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	150
UBS AG | Gross carrying amount | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,101	6,221
UBS AG | Gross carrying amount | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,231	5,332
UBS AG | Gross carrying amount | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		870	889
UBS AG | Gross carrying amount | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12,245	12,148
UBS AG | Gross carrying amount | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,450	5,415
UBS AG | Gross carrying amount | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,859	6,480
UBS AG | Gross carrying amount | Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		936	254
UBS AG | Gross carrying amount | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,801	13,041
UBS AG | Gross carrying amount | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,169	12,140
UBS AG | Gross carrying amount | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		633	901
UBS AG | Gross carrying amount | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,922	5,411
UBS AG | Gross carrying amount | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		761	1,006
UBS AG | Gross carrying amount | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,160	4,405
UBS AG | Gross carrying amount | Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,913	8,238
UBS AG | Gross carrying amount | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		8,554	8,084
UBS AG | Gross carrying amount | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		359	154
UBS AG | Gross carrying amount | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		132	268
UBS AG | Gross carrying amount | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
UBS AG | Gross carrying amount | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	53
UBS AG | Gross carrying amount | Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	115
UBS AG | Gross carrying amount | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
UBS AG | Gross carrying amount | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	22
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(181)	(176)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(58)	(59)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		85,513	89,048
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(8)	(7)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17,757	17,321
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(30)	(32)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		27,078	30,590
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,657	937
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(17)	(19)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		35,735	37,338
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(3)	(1)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,285	2,861
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		857	978
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,548	2,088
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		632	768
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		25	27
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,931	6,670
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		10,068	11,667
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		14,309	12,398
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,399	1,315
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,048	3,849
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,862	6,519
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,120	5,202
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		870	680
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,218	5,013
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5,722	6,297
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,789	11,367
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		633	701
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		704	811
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,878	4,020
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,889	7,603
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		359	137
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(160)	(183)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(23)	(23)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,920	3,055
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1)	(2)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		304	611
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(5)	(5)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		419	568
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(17)	(16)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,197	1,420
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	456
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	8
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1	3
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		37	28
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	31
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		12	10
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		111	130
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	209
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		233	402
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		137	183
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		380	773
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	200
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		57	195
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		282	385
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		665	481
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	17
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(688)	(695)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets	[1]	(33)	(34)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	[1]	182	383
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(33)	(34)
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	53
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		0	0
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	22
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		82	215
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		50	53
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		46	93
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4	22
UBS AG | Allowance for expected credit loss
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(181)	(176)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Financial Assets		$ (688)	$ (695)

[1]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).